INFORMATION BY BUSINESS SEGMENT - Income from external customers per segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Segment
Other operating revenues	R$ 459,000	R$ 136,540	R$ 651,280
Total net operating income	41,281,594	40,181,552	37,158,908
Property, Plant and Equipment	39,659,177	36,854,056	35,805,422
Intangible assets	76,625,705	78,173,273
Non-current assets	227,595,007	225,420,228
Total
Operating Segment
Energy Supply	18,311,190	18,811,949	17,030,455
Power supply for end consumers	1,760,056	2,941,312	3,853,830
CCEE	5,698,648	3,278,465	1,680,285
O&M Revenue	9,984,077	10,789,254	11,387,237
Construction revenue	4,800,376	4,161,735	2,960,792
Contractual revenue	7,309,163	7,405,486	7,136,080
Other operating revenues	541,348	337,166	426,427
Deductions Operating revenues	(7,123,265)	(7,543,815)	(7,316,198)
Total net operating income	41,281,593	40,181,552	37,158,908
Property, Plant and Equipment	39,659,176	36,854,056
Intangible assets	76,625,705	78,173,273
Non-current assets	169,852,544	171,711,025
Generation
Operating Segment
Energy Supply	18,311,190	18,811,949	17,030,455
Power supply for end consumers	1,760,056	2,941,312	3,853,830
CCEE	5,698,648	3,278,465	1,680,285
O&M Revenue	1,977,831	3,063,896	4,052,072
Construction revenue	0	0	0
Contractual revenue	0	0	0
Other operating revenues	32,903	65,724	(104,270)
Deductions Operating revenues	(3,940,439)	(4,484,379)	(4,378,811)
Total net operating income	23,840,189	23,676,967	22,133,561
Transmission
Operating Segment
Energy Supply	0	0	0
Power supply for end consumers	0	0	0
CCEE	0	0	0
O&M Revenue	8,006,246	7,725,358	7,335,165
Construction revenue	4,800,376	4,161,735	2,960,792
Contractual revenue	7,309,163	7,405,486	7,136,080
Other operating revenues	1,147	241,150	415,326
Deductions Operating revenues	(3,118,161)	(3,059,095)	(2,932,286)
Total net operating income	16,998,771	16,474,634	14,915,077
Intangible assets	55,756	212,682
Non-current assets	53,623,418	56,896,378
Other Activities
Operating Segment
Energy Supply	0
Power supply for end consumers	0
CCEE	0
O&M Revenue	0
Construction revenue	0
Contractual revenue	0
Other operating revenues	507,298
Deductions Operating revenues	(64,665)
Total net operating income	442,633
Property, Plant and Equipment	688,840
Intangible assets	442,131
Non-current assets	R$ 1,130,971
Administration
Operating Segment
Energy Supply		0	0
Power supply for end consumers		0	0
CCEE		0	0
O&M Revenue		0	0
Construction revenue		0	0
Contractual revenue		0	0
Other operating revenues		30,292	115,371
Deductions Operating revenues		(341)	(5,101)
Total net operating income		29,951	R$ 110,270
Property, Plant and Equipment		2,074,260
Intangible assets		407,345
Non-current assets		R$ 2,481,605